Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 506,913	$ 396,947
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	2,238	1,039
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	271
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	37,804	37,660
Recurring fair value measurement | Inventories | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	2,238	1,039
Recurring fair value measurement | Inventories | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	271	[1]
Recurring fair value measurement | Inventories | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0	[1]
Recurring fair value measurement | Investment property | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 37,804	$ 37,660

[1]	Restated